SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation

(a)          Basis of Consolidation

The Corporation’s consolidated financial statements include the accounts of the Corporation and its subsidiaries. Subsidiaries are entities controlled by the Corporation, where control is achieved by the Corporation being exposed to, or having rights to, variable returns from its involvement with the entity and having the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is obtained by Alexco, and are de-consolidated from the date that control ceases.

The following subsidiaries have been consolidated for all dates presented within these financial statements, and are wholly owned: Alexco Keno Hill Mining Corp. (“AKHM”), Elsa Reclamation & Development Corporation Ltd. (“ERDC”), and Alexco Exploration Canada Corp. (“AECC”). All significant inter-company transactions, balances, income and expenses are eliminated on consolidation.

The following subsidiaries were consolidated up until February 14, 2020, when the sale of AEG was completed (Note 6), within these financial statements, and were wholly owned: Alexco Environmental Group Inc., Alexco Environmental Group Holdings Inc., Alexco Water and Environment Inc. and Contango Strategies Ltd. All significant inter-company transactions, balances, income and expenses were eliminated on consolidation.

Cash and Cash Equivalents

(b)         Cash and Cash Equivalents

Cash and cash equivalents are unrestricted as to use and consist of cash on hand, demand deposits and short term interest-bearing investments with maturities of 90 days or less from the original date of acquisition and which can readily be liquidated to known amounts of cash. Redeemable interest bearing investments with maturities of up to one year are considered cash equivalents if they can readily be liquidated at any point in time to known amounts of cash and they are redeemable thereafter until maturity for invested value plus accrued interest.

Inventories

(c)         Inventories

Inventories include ore in stockpiles on the surface and underground, concentrate and materials and supplies.  Ore in stockpiles and concentrate are recorded at the lower of weighted average cost and net realizable value. Cost comprises all mining and processing costs incurred, including labor, materials and supplies, production-related overheads, depreciation of production-related plant and equipment and depletion of related mineral properties. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert the inventories into saleable form and estimated costs to sell.  Materials and supplies are valued at the lower of weighted average cost, based on landed cost of purchase, and net realizable value, net of a provision for obsolescence where applicable.

Any write-downs of inventories to net realizable value are recorded within the statement of loss. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to cost to the extent that the related inventories have not been sold.

Mineral Properties, Plant and Equipment

(d)         Mineral Properties, Plant and Equipment

Mineral properties

Mineral properties are recorded at cost on a property-by-property basis. The recorded cost of mineral properties is based on acquisition costs incurred to date, including capitalized exploration and evaluation costs and capitalized development costs, less depletion, recoveries and write-offs. Capitalized development costs include costs incurred to establish access to mineable reserves where such costs are expected to provide a long-term economic benefit.

Depletion of mining properties is calculated on the units-of-production basis using estimated mine plan reserves, such reserves being those defined in the mine plan on which the applicable mining activity is based. The mine plan reserves for such purpose are generally as described in an economic analysis supported by a technical report compliant with Canadian National Instrument 43-101 Standards of Disclosure for Mineral Projects.

Construction in progress

Construction in progress includes mineral properties, plant and equipment in the course of construction for the Corporation’s own use. Costs recorded for assets under construction are capitalized as construction in progress. On completion, the cost of construction is transferred to the appropriate category of mineral properties, plant and equipment. No depreciation is recorded until the assets are substantially complete and available for their intended use.

Plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment. The cost capitalized is determined by the purchase price or construction costs, the direct cost of bringing the asset to the condition necessary for operation, and the estimated future cost of decommissioning and removing the asset.  Repairs and maintenance expenditures are charged to operations, while major improvements and replacements which extend the useful life of an asset are capitalized.

Depreciation of plant and equipment is calculated using the following methods:

Heavy machinery and equipment	5 years straight-line
Buildings	20 years straight-line
Leasehold improvements & Other	Over the term of lease, and 2 – 5 years straight-line
Roads, Camp and other site infrastructure	5 - 10 years straight-line
Ore-processing mill components	Variously between 5 and 30 years straight-line

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within other gains or losses in earnings.

Right of use (“ROU”) assets

ROU assets are initially recorded at cost, which comprises the initial amount of the lease liability and any initial direct costs incurred less any lease payments made at or before the initial recognition date. ROU assets are depreciated on a straight-line basis over the estimated useful life of the asset if the Corporation expects to take ownership of the asset at the end of the lease term, or over the lease term if the Corporation does not expect to take ownership of the asset at the end of the lease term. The lease term includes periods covered by an option to extend if the Corporation’s intention is to exercise that option. ROU assets are periodically reduced by impairment losses, if any, and adjusted for re-measurements of the lease obligation.

Exploration and evaluation properties

The Corporation capitalizes exploration and evaluation expenses at cost for expenditures incurred after it has obtained legal rights to explore a specific area and before technical feasibility and commercial viability of extracting mineral resources are demonstrable.

All direct and indirect costs relating to the exploration of specific properties with the objective of locating, defining and delineating the resource potential of the mineral interests on specific properties are capitalized as exploration and evaluation assets, net of any directly attributable recoveries recognized, such as exploration or investment tax credits.

The Corporation has elected to follow a policy of applying the proceeds received from the silver streaming arrangement with Wheaton Precious Metals (“Wheaton”) explained further in Note 11 as a credit to the carrying value of the exploration and evaluation properties. Accordingly, the initial deposit has been applied as an offset against the mineral interest asset.

Exploration and evaluation assets are evaluated and may be classified as mineral properties upon achieving technical feasibility and determination of commercial viability. Upon reclassification, the assets are tested for impairment.

Impairment

(e)          Impairment

The carrying amounts of mineral properties, plant and equipment and exploration and evaluation properties are reviewed and evaluated for indications of impairment. If any such indication exists, an estimate of the recoverable amount is undertaken. If the recoverable amount is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to recoverable value.

The recoverable amount is the higher of an asset’s “fair value less cost of disposal” and “value-in-use”. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs is determined, with a CGU being the smallest identifiable group of assets and liabilities that generate cash inflows independent from other assets. Exploration and evaluation assets are each separately assessed for impairment, and are not allocated by the Corporation to a CGU for impairment assessment purposes. “Fair value less cost of disposal” is determined as the amount that would be obtained from the sale of the asset or CGU in an arm’s length transaction between knowledgeable and willing parties. In assessing “value-in-use”, the future cash flows expected to arise from the continuing use of the asset or CGU in its present form are estimated using assumptions that an independent market participant would consider appropriate, and are then discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset or CGU.

Where conditions that gave rise to a recognized impairment loss are subsequently reversed, the amount of such reversal is recognized into earnings immediately, though is limited such that the revised carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU.

Lease liabilities

(f)          Lease liabilities

The lease liability is measured at the present value of the expected lease payments over the lease term, discounted at the implicit rate in the lease; if the rate cannot be determined, the incremental borrowing rate of the asset or asset grouping is used. The lease liability is increased for the passage of time and payments on the lease are offset against the lease liability. The liability is subsequently re-measured when there is a change in the lease agreement, such as a change in future lease payments or if the Corporation decides to purchase, extend or terminate the lease option. When the lease liability is re-measured, an adjustment is applied to the carrying value of the ROU asset.

Provisions

(g)         Provisions

General

Provisions are recorded when a present legal or constructive obligation exists as a result of past events, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

Decommissioning and rehabilitation provision

The Corporation recognizes a decommissioning and rehabilitation provision for statutory, contractual, constructive or legal obligations to undertake reclamation and closure activities associated with mineral properties, plant and equipment, generally at the time that an environmental or other site disturbance occurs or a constructive obligation for reclamation and closure activities is determined. When the extent of disturbance increases over the life of an operation, the provision is increased accordingly. Provisions are measured at the present value of the expected future expenditures required to settle the obligation, using a risk-free pre-tax discount rate reflecting the time value of money and risks specific to the liability. The liability is increased for the passage of time, and adjusted for changes to the current market-based risk-free discount rate as well as changes in the estimated amount or timing of the expected future expenditures. The associated restoration costs are capitalized as part of the carrying amount of the related asset and then depreciated accordingly.

Revenue Recognition

(h)          Revenue Recognition

Revenue from reclamation management through ERDC is recognized upon the transfer of promised services or goods based on the output appropriate to the particular service contract and when a customer has the ability to direct the use and obtain the benefits from the service or good. The Corporation identifies the performance obligations in the contract, and the obligations are measured by reference to the transaction price. The transaction price is established in the agreement as either a fixed price or rate per hour. If the contract has multiple performance obligations, the Corporation will assign the transaction price to the various performance obligations.

Share-Based Compensation and Payments

(i)          Share-Based Compensation

The cost of incentive share options and other equity-settled share-based compensation and payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period. With respect to incentive share options, grant-date fair value is measured using the Black-Scholes option pricing model. With respect to both restricted share units and deferred share units, the grant-date fair value is determined by reference to the share price of the Corporation at the date of grant. Where share-based compensation awards are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant-date fair value. Share-based compensation expense is recognized over the tranche’s vesting period by a charge to earnings, based on the number of awards expected to vest.

Flow-Through Shares

(j)         Flow-Through Shares

The proceeds from the offering of flow-through shares are allocated between the shares and the sale of tax benefits when the shares are offered. The allocation is made based on the difference between the market value of the shares and the amount the investors pay for the flow-through shares. A liability is recognized for the premium paid by the investors above the share price for each unit. This is subsequently recognized in the results of operations in the period the eligible exploration expenditures are incurred.

Warrants

(k)          Warrants

The Corporation issues common share purchase warrants which are recorded based on the estimated fair value at the issue date. Fair value is measured using the Black-Scholes option pricing model.

Current and Deferred Income Taxes

(l)        Current and Deferred Income Taxes

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to a business combination or to items recognized directly in equity or in other comprehensive income.

Current income taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous periods.

Deferred income taxes are recognized using the liability method, on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. However, deferred income taxes are not recognized if they arise from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit nor loss. Deferred income taxes are determined using tax rates and laws that have been enacted or substantively enacted at the reporting date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Deferred income tax assets and liabilities are offset if there is a legally enforceable right of offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the assets can be utilized.

Translation of Foreign Currencies

(m)         Translation of Foreign Currencies

The financial statements of each entity in the group are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The functional currency of all entities in the Corporation group is the Canadian dollar, which is also the Corporation's presentation currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of loss and comprehensive loss for the year.

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss.

Earnings or Loss Per Share

(n)         Earnings or Loss Per Share

Basic earnings per share is calculated by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period.

Diluted earnings (loss) per share is calculated using the treasury share method whereby all “in the money” options, warrants and equivalents are assumed to have been exercised at the beginning of the period and the proceeds from the exercise are assumed to have been used to purchase common shares at the average market price during the period.

Financial Instruments

(o)         Financial Instruments

Financial assets and financial liabilities, including derivative instruments, are initially recognized at fair value on the balance sheet when the Corporation becomes a party to the relevant contractual provisions. Measurement in subsequent periods depends on the financial instrument’s classification.

The Corporation classifies the financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or at amortized cost.

(i)   Classification

The Corporation determines the classification of financial instruments at initial recognition.

Financial assets

a)Debt - The classification of debt instruments is driven by the Corporation’s business model for managing the financial assets and the relevant contractual cash flow characteristics. A debt instrument is measured at amortized cost if the objective of the business model is to hold the debt instrument for the collection of contractual cash flows, and the asset’s contractual cash flows are comprised solely of payments of principal and interest.

b)Equity - On the day of acquisition the Corporation makes an irrevocable election (on an instrument-by- instrument basis) to designate them as at FVTOCI. Investments in common shares are held for long term strategic purposes and not for trading. Our equity investments are designated as FVTOCI in order to provide a more meaningful presentation based on management’s intention, rather than reflecting changes in fair value in net income.

Financial liabilities

Financial liabilities are measured at amortized cost; unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Corporation has opted to measure at FVTPL.

(ii)  Measurement

Financial assets and liabilities at FVTPL

Financial assets and liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the consolidated statement of loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets or liabilities held at FVTPL are included in the consolidated statement of loss in the period in which they occur. Where the Corporation has opted to designate a financial liability at FVTPL, any changes associated with our own credit risk will be recognized in Other Comprehensive Income (“OCI”).

Financial assets at FVTOCI

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, the investments are measured at fair value, with gains and losses arising from changes from initial recognition recognized in OCI.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value net of transaction costs, and subsequently amortized and adjusted by any impairment.

Derivative financial instruments

Derivatives are classified as FVTPL.

Derivatives embedded in financial liabilities are treated as separate derivatives when their risks and characteristics are not closely related to the host contracts. However, the classification approach described above is applied to all financial assets, including those that contain embedded derivatives, without the need to separate the embedded derivative from the host contract.

(iii) Impairment of financial assets

Impairment of financial assets at amortized cost

The Corporation recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

The Corporation is applying the simplified method for trade receivables and is calculating expected credit losses at an amount equal to the lifetime expected credit loss.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the expected credit losses are reversed after the impairment was recognized.

(iv) Derecognition

Derecognition of financial assets and liabilities

Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. A financial liability is derecognized when the obligation under the liability is discharged, canceled or expired. Gains and losses on derecognition are recognized within other income (expenses). Gains or losses on equity financial assets designated as FVTOCI remain within accumulated OCI.

(v)  Fair value of financial instruments

The fair values of quoted investments in an active market are based on current prices. If there is no active market with a quoted price for a financial asset, the Corporation establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the financial asset’s specific circumstances.

Fair Value Measurement

(p)         Fair Value Measurement

Where fair value is used to measure assets and liabilities in preparing these financial statements, it is estimated at the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. Fair values are determined from the lowest level significant inputs that are classified within the fair value hierarchy defined under IFRS as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3 – Inputs for the asset or liability that are unobservable

Discontinued Operations

(q)         Discontinued Operations

Discontinued operations comprise a disposal group, which includes a group of assets and liabilities to be disposed of in a single transaction. A disposal group is measured at the lower of its carrying amount and its fair value less costs to sell. The Corporation will measure all assets and liabilities in the disposal group in accordance with applicable standards.